SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives for Amortization (Details 4)	12 Months Ended
Dec. 31, 2013
Senior Housing | In-Place Resident Lease Intangibles | Lower Range
Amortization period	2 years	[1]
Senior Housing | In-Place Resident Lease Intangibles | Upper Range
Amortization period	3 years	[1]
Senior Housing | Non-Compete Intangibles | Lower Range
Amortization period	5 years
Senior Housing | Land Lease Intangibles | Lower Range
Amortization period	74 years
Senior Housing | Land Lease Intangibles | Upper Range
Amortization period	82 years
Senior Housing | PILOT Intangibles | Lower Range
Amortization period	13 years
Senior Housing | Other Intangibles | Lower Range
Amortization period	2 years
Senior Housing | Other Intangibles | Upper Range
Amortization period	5 years
Media | Advertiser Relationships | Lower Range
Amortization period	14 years
Media | Advertiser Relationships | Upper Range
Amortization period	16 years
Media | Customer Relationships | Lower Range
Amortization period	15 years
Media | Customer Relationships | Upper Range
Amortization period	16 years
Media | Subscriber Relationships | Lower Range
Amortization period	15 years
Media | Subscriber Relationships | Upper Range
Amortization period	16 years
Media | Trade Name | Lower Range
Amortization period	10 years
Golf | Trade Name | Lower Range
Amortization period	30 years
Golf | Trade Name | Upper Range
Amortization period	40 years
Golf | Leasehold Intangibles | Lower Range
Amortization period	9 years
Golf | Leasehold Intangibles | Upper Range
Amortization period	10 years
Golf | Management Contracts | Lower Range
Amortization period	11 years
Golf | Management Contracts | Upper Range
Amortization period	12 years
Golf | Internally-developed software | Lower Range
Amortization period	5 years
Golf | Membership Base | Lower Range
Amortization period	7 years
Golf | Membership Base | Upper Range
Amortization period	9 years

[1]	Amortized over 24 months for AL/MC properties and 33 months for IL-only properties.